FINANCIAL EXPENSES, NET (Tables)	12 Months Ended
Dec. 31, 2021
Other Income and Expenses [Abstract]
Schedule of Financial Expenses, Net
	Year ended December 31,
	2021	2020	2019

Income:

Foreign currency exchange differences	$64	$-	$-
Interest on cash equivalents and restricted deposits	517	278	359
Operating lease income	-	195	-
Other	-	131	96
	581	604	455

Expenses:

Bank commissions and others	48	51	38
Operating lease expenses	99	-	85
Foreign currency exchange differences	593	386	453
	740	437	576

Total financial income (expenses), net	$(159)	$167	$(121)